UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                 FRANKLIN FLOATING RATE MASTER TRUST
                 -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                                                         YEAR ENDED JULY 31,
                                                            ------------------------------------------------------------------------
                                                                       2005          2004          2003          2002          2001
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                               $     9.84      $   9.69      $   9.58      $   9.88      $  10.05
                                                            ------------------------------------------------------------------------

Income from investment operations:
    Net investment income                                             0.398         0.334         0.464         0.545         0.861
    Net realized and unrealized gains (losses)                        0.013         0.151         0.111        (0.300)       (0.173)
                                                            ------------------------------------------------------------------------
Total from investment operations                                      0.411         0.485         0.575         0.245         0.688
                                                            ------------------------------------------------------------------------

Less distributions from net investment income                        (0.401)       (0.335)       (0.465)       (0.545)       (0.861)
                                                            ------------------------------------------------------------------------

Net asset value, end of year                                     $     9.85      $   9.84      $   9.69      $   9.58      $   9.88
                                                            ========================================================================

Total return                                                           4.23%         5.08%         6.19%         2.52%         7.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                                  $1,121,133      $757,987      $218,647      $265,940      $218,545
Ratios to average net assets:
    Expenses                                                           0.95%         0.98%         1.02%         0.98%         1.01%
    Expenses net of waiver and payments by affiliate                   0.60%         0.60%         0.60%         0.60%         0.62%
    Net investment income                                              4.08%         3.34%         4.86%         5.55%         8.34%
Portfolio turnover rate                                               72.38%        54.41%        75.69%        77.29%        37.87%

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2004

                                                                                    PRINCIPAL                              % OF NET
                                                                   COUNTRY          AMOUNT(a)             VALUE             ASSETS
        ----------------------------------------------------------------------------------------------------------------------------
        BONDS (COST $3,000,000)
        STEEL
     (b)Ispat Inland ULC, senior secured note,
           FRN, 7.86%, 4/01/10                                  United States     $  3,000,000        $   3,210,000            0.29
                                                                                                      --------------     -----------

 (b),(c)SENIOR FLOATING RATE INTERESTS
        ADVERTISING/MARKETING SERVICES
        Adams Outdoor Advertising Inc.,
           Term Loan B, 5.44 - 5.64%,
           10/15/12                                             United States        3,966,080            4,023,945            0.36
        Lamar Media Corp., Term Loan A,
           4.625%, 8/04/09                                      United States        6,542,284            6,577,724            0.59
                                                                                                      --------------     -----------
                                                                                                         10,601,669            0.95
                                                                                                      --------------     -----------

        AEROSPACE & DEFENSE
        Anteon International Corp., Term Loan B,
           5.24%, 12/31/10                                      United States        2,967,600            3,004,695            0.27
        ARINC Inc., Term Loan, 5.48%, 2/24/11                   United States        1,481,250            1,504,395            0.13
        CACI International Inc., Term Loan B,
           4.87 - 5.04%, 5/03/11                                United States        4,483,649            4,536,892            0.40
        DRS Technologies Inc., Term Loan B,
           5.04 - 5.65%, 11/04/10                               United States        2,719,037            2,748,351            0.25
        Dyncorp International, Term Loan B,
           6.063%, 2/08/11                                      United States        2,992,500            3,030,529            0.27
        GenCorp Inc.,
           L/C Term Loan, 6.49%, 11/30/10                       United States          750,000              754,942            0.07
           Term Loan B, 6.32%, 11/30/10                         United States          245,000              247,450            0.02
        ILC Industries Inc., Second Lien
           Term Loan, 9.24%, 2/05/11                            United States          500,000              500,000            0.05
        K&F Acquisition Inc., Term Loan B,
           5.98 - 6.15%, 11/18/12                               United States        2,544,000            2,582,478            0.23
        MRO Acquisition Corp. (Piedmont, First
           Lien Term Loan, 5.65%, 8/27/10                       United States        2,354,140            2,379,612            0.21
        Onex Wind Finance LP, Term Loan B,
           5.584%, 12/31/11                                     United States        1,700,000            1,730,812            0.16
     (d)SI International Inc., Term Loan,
           5.78 - 5.99%, 2/08/11                                United States        1,993,750            2,028,641            0.18
        Vought Aircraft Industries Inc.,
           Term Loan B, 5.99%, 12/22/11                         United States        5,349,706            5,422,890            0.48
                                                                                                      --------------     -----------
                                                                                                         30,471,687            2.72
                                                                                                      --------------     -----------

        ALUMINUM
        Novelis Corp., U.S. Term Loan, 4.96%,
           1/09/12                                              United States        6,315,644            6,401,094            0.57
        Novelis Inc., CAD Term Loan, 4.96%,
           1/09/12                                                  Canada           3,636,280            3,685,479            0.33
                                                                                                      --------------     -----------
                                                                                                         10,086,573            0.90
                                                                                                      --------------     -----------

        APPAREL/FOOTWEAR
        St. John Knits International Inc., Term
           Loan B, 6.00%, 3/23/12                               United States          997,500            1,009,345            0.09
        The William Carter Co., Term Loan B,
           5.24 - 5.65%, 7/14/12                                United States        5,300,000            5,381,159            0.48
                                                                                                      --------------     -----------
                                                                                                          6,390,504            0.57
                                                                                                      --------------     -----------

        AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
        Accuride Corp., Term Loan B, 5.50 - 5.688%,
           1/31/12                                              United States        2,586,909            2,611,971            0.23
        Cooper Standard Automotive Inc.,
           Term Loan B, 5.50%, 12/23/11                         United States        3,268,176            3,272,261            0.29
           Term Loan C, 5.50%, 12/23/11                         United States        5,220,418            5,226,944            0.47
        Hayes Lemmerz, Term Loan, 6.46 - 7.12%,
           6/03/09                                              United States        2,363,324            2,383,885            0.21
        Key Plastics LLC and Key Safety Inc.,
           First Lien Term Loan, 6.32 - 8.25%, 7/31/10          United States        1,379,151            1,386,047            0.12
        Mark IV (Dayco), Term Loan B, 6.37 - 6.66%,
           6/18/11                                              United States        3,931,953            3,967,588            0.36
        Progressive Moulded Products, Term Loan
           B, 4.844 - 6.18%, 8/13/11                                Canada           1,021,845              967,381            0.09
        Tenneco Automotive Inc.,
           L/C Term Loan, 5.59%, 12/12/10                       United States        1,068,965            1,084,109            0.10
           Term Loan B, 5.54%, 12/12/10                         United States        2,433,436            2,467,911            0.22
        TRW Automotive Inc.,
           Term Loan B, 5.25%, 10/31/10                         United States        3,233,750            3,270,466            0.29
           Term Loan E, 4.938%, 10/31/10                        United States        5,472,500            5,512,175            0.49
                                                                                                      --------------     -----------
                                                                                                         32,150,738            2.87
                                                                                                      --------------     -----------

        AUTOMOTIVE AFTERMARKET
        Affinia Group Inc., Term Loan B, 6.40%,
           11/30/11                                             United States        3,980,000            4,001,146            0.36
        United Components Inc., Term Loan C, 5.75%,
           6/30/10                                              United States        2,675,634            2,718,123            0.24
                                                                                                      --------------      ----------
                                                                                                          6,719,269            0.60
                                                                                                      --------------      ----------

        BEVERAGES: ALCOHOLIC
        Constellation Brands Inc., Term Loan B, 4.75
           - 5.688%, 12/22/11                                   United States        8,971,500            9,121,647            0.81
        Southern Wine & Spirits of America Inc., Term
           Loan B, 4.99%, 5/31/12                               United States        4,726,332            4,774,493            0.43
                                                                                                      --------------     -----------
                                                                                                         13,896,140            1.24
                                                                                                      --------------     -----------

        BEVERAGES: NON-ALCOHOLIC
        Dr. Pepper Bottling Co. of Texas, Term Loan,
           5.339 - 5.539%, 12/18/10                             United States        2,181,747            2,215,018            0.20
                                                                                                      --------------     -----------

        BROADCASTING
        Alliance Atlantis Communications Inc., Term
           Loan B, 5.05 - 7.00%, 12/17/11                       United States        2,992,500            3,039,258            0.27
        Emmis Operating Co., Term Loan B, 5.13%, 11/10/11       United States       10,475,000           10,598,081            0.94
        Entravision Communications Corp.,
           Multi-Draw Term Loan, 5.24%, 2/24/12                 United States        1,500,000            1,515,312            0.13
           Term Loan B, 5.24%, 2/24/12                          United States        5,000,000            5,051,040            0.45
        Gray Television Inc., Term Loan B, 5.01%,
           12/21/12                                             United States          524,777              528,549            0.05
        Mission Broadcasting Inc., Term Loan B, 5.24%,
           10/01/12                                             United States        3,843,183            3,872,007            0.35
        NEP Supershooters LP, First Lien Term Loan, 7.21 -
           7.49%, 2/03/11                                       United States          997,487            1,016,503            0.09
        Nexstar Broadcasting Group Inc., Term Loan B,
           5.24%, 10/01/12                                      United States        4,056,817            4,095,693            0.37
        Spanish Broadcasting Systems, Term Loan B,
           5.49%, 6/11/12                                       United States        1,995,000            2,024,925            0.18
                                                                                                      --------------     -----------
                                                                                                         31,741,368            2.83
                                                                                                      --------------     -----------

        BUILDING PRODUCTS
        Atrium Cos. Inc., Term Loan, 7.25 - 7.36%,
           12/28/11                                             United States        1,274,001            1,254,094            0.11
        Building Materials Holding Corp., Term Loan B,
           5.24%, 8/21/10                                       United States          980,000              982,440            0.09
        Euramax International Inc., Term Loan B, 5.875%,
           6/29/12                                              United States        5,219,000            5,307,071            0.47
        Headwaters Inc., Term Loan B, 5.87 - 7.50%,
           4/30/11                                              United States        3,766,703            3,809,862            0.34
        NCI Building Systems Inc., Term Loan B, 5.21 -
           5.42%, 6/07/10                                       United States        3,870,000            3,915,956            0.35
        Nortek Inc., Term Loan, 5.91 - 7.50%, 8/25/11           United States        8,946,206            9,035,668            0.81
                                                                                                      --------------     -----------
                                                                                                         24,305,091            2.17
                                                                                                      --------------     -----------

        CABLE/SATELLITE TELEVISION
        Atlantic Broadband Finance LLC, Term Loan B,
           6.11%, 8/06/11                                       United States        1,250,000            1,271,875            0.11
        Bresnan Broadband Holdings LLC,
           Term Loan A, 7.07 - 7.24%, 3/31/10                   United States        1,250,000            1,268,637            0.11
           Term Loan B, 6.84 - 6.99%, 9/30/10                   United States        1,000,000            1,017,875            0.09
 (e),(f)Century Cable (Adelphia), Term Loan (New),
           8.25%, 12/31/09                                      United States        1,000,000              990,250            0.09
        Charter Communications Operating LLC, Term
           Loan B, 6.83 - 6.93%, 4/27/11                        United States        6,427,010            6,409,792            0.57
        DirecTV Holdings LLC, Term Loan B, 4.909%,
           4/12/13                                              United States       10,133,333           10,250,049            0.92
        Insight Midwest Holdings LLC,
           Term Loan A, 5.125%, 6/30/09                         United States        4,533,889            4,533,889            0.41
           Term Loan C, 5.625%, 12/31/09                        United States        1,970,000            1,997,458            0.18
        Intelsat (Bermuda) Ltd., Senior Term Loan
           Facility, 5.25%, 7/28/11                                 Bermuda          7,474,969            7,552,521            0.67
        Mediacom Broadband (MCC Iowa),
           Term Loan A, 4.60 - 4.81%, 3/31/10                   United States        2,790,000            2,827,007            0.25
           Term Loan C, 5.35 - 5.51%, 1/31/14                   United States        1,995,000            2,021,462            0.18
        Mediacom LLC Group, Term Loan B, 5.47 -
           5.89%, 4/01/13                                       United States          995,000            1,009,994            0.09
        New Skies Satellites B.V., Term Loan, 5.688 -
           5.875%, 5/02/11                                       Netherlands         3,602,304            3,654,087            0.33
        NTL Investment Holdings, Term Loan B, 6.41%,
           4/13/12                                              United Kingdom      10,000,000           10,100,420            0.90
 (e),(f)Olympus Cable Holdings (Adelphia), Term
           Loan B, 8.25%, 9/30/10                               United States        2,000,000            1,981,072            0.18
        Panamsat Corp., Term Loan B1, 5.65%, 8/01/11            United States        6,466,114            6,574,693            0.59
        Persona Communications Inc., Term Loan,
           6.49%, 7/30/11                                           Canada           3,465,000            3,518,060            0.31
        UPC Financing Partnership, Term Loan H2,
           6.254%, 9/30/12                                       Netherlands         8,712,000            8,784,597            0.78
                                                                                                      --------------     -----------
                                                                                                         75,763,738            6.76
                                                                                                      --------------     -----------

        CASINOS/GAMING
        Boyd Gaming Corp., Term Loan B, 4.99%, 6/30/11          United States        2,475,000            2,502,586            0.22
        CCM Merger Inc. (Motorcity Casino), Term Loan
           B, 7.25%, 7/23/12                                    United States        4,900,000            4,968,909            0.44
        Global Cash Access LLC, Term Loan, 5.74%, 3/10/10       United States          803,707              810,667            0.07
        Greektown Casinos LLC, Term Loan D, 6.99%, 12/31/05     United States        2,853,811            2,869,863            0.26

        Isle of Capri, Term Loan B, 4.97 - 5.31%,
           1/24/10                                              United States          796,000              806,619            0.07
        Isle of Capri Black Hawk LLC, Term Loan C,
           6.46 - 6.80%, 12/31/07                               United States        3,176,161            3,206,970            0.29
        Marina District Finance Co. Inc. (Borgata),
           Term Loan B, 5.13 - 5.24%, 10/14/11                  United States        5,555,417            5,605,182            0.50
        Penn National Gaming Inc.,
     (d)   Delay Draw, 7.25%, 7/13/12                           United States        3,066,667            3,118,656            0.28
     (d)   Term Loan B, 7.25%, 7/13/12                          United States        6,133,333            6,237,312            0.56
                                                                                                      --------------     -----------
                                                                                                         30,126,764            2.69
                                                                                                      --------------     -----------

        CATALOG/SPECIALTY DISTRIBUTION
        Affinity Group Inc.,
           Term Loan B1, 6.42 - 6.56%, 6/24/09                  United States          228,265              230,929            0.02
           Term Loan B2, 6.42%, 6/24/09                         United States          570,663              577,289            0.05
        Oriental Trading Co. Inc., Term Loan B, 6.00
           - 6.25%, 8/04/10                                     United States        1,825,675            1,837,086            0.17
                                                                                                      --------------     -----------
                                                                                                          2,645,304            0.24
                                                                                                      --------------     -----------

        CHEMICALS: MAJOR DIVERSIFIED
        BCP Crystal US Holdings Corp. (Celanese), Term
           Loan B, 5.74%, 4/06/11                               United States        5,623,605            5,727,293            0.51
        Huntsman International LLC, Term Loan B,
           5.75%, 12/31/10                                      United States        3,317,885            3,328,254            0.30
        Huntsman LLC, Term Loan B, 6.40%, 3/31/10               United States        1,116,084            1,120,269            0.10
        Invista Canada Co., Term Loan B2, 5.75%, 4/29/11            Canada           1,167,765            1,185,468            0.11
        Invista SARL, Term Loan B1, 5.75%, 4/29/11                Luxembourg         2,691,529            2,736,949            0.24
                                                                                                      --------------     -----------
                                                                                                         14,098,233            1.26
                                                                                                      --------------     -----------

        CHEMICALS: SPECIALTY
        Brenntag, Term Loan B2, 5.88%, 2/27/12                  United States        1,500,000            1,519,050            0.13
        Hexion Specialty Chemicals Inc.,
           Tranche B-1, 5.875%, 5/31/12                         United States        2,955,825            2,996,733            0.27
           Tranche B-3 CL, 3.162%, 5/31/12                      United States          703,768              713,508            0.06
        Nalco Co., Term Loan B, 5.45 - 5.87%, 11/04/10          United States        5,826,495            5,930,283            0.53
        Niagara Acquisition Inc. (PQ Corp), Term
           Loan B, 5.50%, 2/11/12                               United States          997,500            1,009,658            0.09
     (d)Resolution Europe BV Hexion, Tranche B-2,
           5.875%, 5/31/12                                       Netherlands         4,081,853            4,132,876            0.37
        Rockwood Specialties Group Inc., Term
           Loan D, 5.93%, 7/30/12                               United States        5,273,500            5,367,985            0.48
        Westlake Chemical Corp., Term Loan B,
           5.74 - 7.50%, 7/31/10                                United States           80,000               80,598            0.01
                                                                                                      --------------     -----------
                                                                                                         21,750,691            1.94
                                                                                                      --------------     -----------

        COAL
        Foundation Coal, Term Loan B, 5.38 - 5.66%,
           7/30/11                                              United States        2,809,043            2,860,150            0.25
        International Coal Group LLC, Term Loan B,
           6.10%, 11/09/10                                      United States          992,500              995,468            0.09
                                                                                                      --------------     -----------
                                                                                                          3,855,618            0.34
                                                                                                      --------------     -----------

        COMMERCIAL PRINTING/FORMS
        American Reprographics, Term Loan C, 5.31 -
           5.524%, 6/18/09                                      United States        1,546,000            1,552,370            0.14
                                                                                                      --------------     -----------

        CONSTRUCTION MATERIALS
        St. Marys Cement Inc., Term Loan B, 5.49%,
           12/04/09                                                Canada            4,442,399            4,467,055            0.40
                                                                                                      --------------     -----------

        CONSUMER SUNDRIES
        American Safety Razor Co., Term Loan B,
           5.88 - 6.07%, 2/20/12                                United States          997,500            1,009,969            0.09
        Central Garden & Pet Co., Term Loan, 5.13 -
           5.24%, 5/14/09                                       United States          994,957            1,008,518            0.09
        Meow Mix Co., Term Loan B, 6.67 - 7.09%,
           7/13/11                                              United States          760,491              773,822            0.07
                                                                                                      --------------     -----------
                                                                                                          2,792,309            0.25
                                                                                                      --------------     -----------

        CONTAINERS/PACKAGING
        ACI Operations Property Ltd., Term Loan A,
           5.12%, 4/01/07                                         Australia          1,236,733            1,247,554            0.11
        Atlantis Plastics Inc., Term Loan A, 6.09%,
           9/22/11                                              United States          997,500            1,009,550            0.09
        Berry Plastics Corp., Term Loan, 5.60 -
           5.766%, 12/02/11                                     United States        1,700,000            1,728,475            0.15
     (d)BSN Glasspack S.A. (Owens Illinois), Term
           Loan C-1, 7.00%, 4/01/08                             United States        1,193,703            1,204,894            0.11
        Graham Packaging Co., First Lien Term Loan,
           5.938 - 6.063%, 10/07/11                             United States        9,463,910            9,624,513            0.86
        Graphic Packaging International Corp., Term
           Loan C, 5.76 - 6.19%, 8/08/10                        United States        5,046,670            5,127,416            0.46
        Owens-Brockway Glass Container Inc., Term Loan
           B, 5.19%, 4/01/08                                    United States        3,006,076            3,037,390            0.27
                                                                                                      --------------     -----------
                                                                                                         22,979,792            2.05
                                                                                                      --------------     -----------

        DATA PROCESSING SERVICES
        InfoUSA Inc.,
           Term Loan A, 6.24%, 3/25/09                          United States        3,125,000            3,155,281         0.28
           Term Loan B, 6.24%, 3/30/09                          United States        1,730,000            1,746,764         0.16
                                                                                                      --------------  -----------
                                                                                                          4,902,045         0.44
                                                                                                      --------------  -----------

        DRUG STORE CHAINS
        The Jean Coutu Group (PJC) Inc., Term Loan B,
           5.75 - 5.938%, 7/30/11                                   Canada           7,443,750            7,571,693         0.67
        Rite Aid Corp., Term Loan, 5.08 - 5.13%, 9/22/09        United States        1,985,000            2,004,022         0.18
                                                                                                      --------------  -----------
                                                                                                          9,575,715         0.85
                                                                                                      --------------  -----------

        ELECTRIC UTILITIES
        AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08           United States          714,286              721,078         0.06
 (d),(g)Allegheny Energy Supply, Term Loan C, 7.00%,
           3/08/11                                              United States        2,210,117            2,241,887         0.20
        Cogentrix Delaware Holdings Inc., Term Loan B,
           5.08%, 4/14/12                                       United States        3,732,996            3,780,827         0.34
        Coleto Creek WLE LP,
           Term Loan B, 5.68%, 6/30/11                          United States        1,644,619            1,673,400         0.15
           Term Loan C, 6.516%, 6/30/12                         United States        1,000,000            1,022,500         0.09
        Dynegy Holdings Inc., Term Loan B, 7.34%,
           5/27/10                                              United States        2,475,000            2,495,367         0.22
     (d)Midwest Generation LLC, Term Loan, 5.39 -
           5.50%, 4/27/11                                       United States        2,522,255            2,555,953         0.23
        NRG Energy Inc.,
           Credit Link, 4.868%, 12/24/11                        United States        3,346,875            3,389,009         0.30
           Term Loan B, 5.255 - 5.365%, 12/24/11                United States        4,281,609            4,335,510         0.39
        Pike Electric Inc.,
           Term Loan B, 5.625%, 7/02/12                         United States          866,667              875,368         0.08
           Term Loan C, 5.688%, 12/10/12                        United States          345,877              349,568         0.03
        Quanta Services Inc., Term Loan B, 3.43 -
           6.47%, 6/19/08                                       United States        2,970,000            2,986,662         0.27
        Texas Genco LLC,
           Delay Draw, 5.41 - 5.49%, 12/15/11                   United States        3,357,145            3,411,399         0.30
           First Lien Term Loan, 5.41 - 5.46%,
           12/15/11                                             United States        8,109,914            8,240,979         0.74
                                                                                                      --------------  -----------
                                                                                                         38,079,507         3.40
                                                                                                      --------------  -----------

        ELECTRICAL PRODUCTS
        Enersys Capital Inc., Term Loan D, 5.219 -
           5.66%, 3/17/11                                       United States        2,705,069            2,746,700         0.24
                                                                                                      --------------  -----------

        ELECTRONIC COMPONENTS
        Seagate Technology HDD Holdings, Term Loan B,
           5.50%, 5/13/07                                       Cayman Islands       2,290,136            2,315,190         0.21
        Seagate Technology (US) Holdings, Term Loan B,
           5.50%, 5/13/07                                       United States          915,990              926,011         0.08
                                                                                                      --------------  -----------
                                                                                                          3,241,201         0.29
                                                                                                      --------------  -----------

        ELECTRONICS/APPLIANCES
        Directed Electronics Inc., Term Loan, 6.57 -
           6.93%, 6/17/10                                       United States          943,718              956,685         0.09
        Juno Lighting Inc., First Lien Term Loan,
           5.71 - 7.75%, 10/21/10                               United States        1,600,000            1,609,632         0.14
        Oreck Corp., Term Loan B, 6.24%, 1/27/12                United States          995,000            1,009,925         0.09
                                                                                                      --------------  -----------
                                                                                                          3,576,242         0.32
                                                                                                      --------------  -----------

        ENGINEERING & CONSTRUCTION
        Washington Group International Inc., Synthetic
           Term Loan, 3.30%, 6/14/10                            United States          675,000              678,375         0.06
                                                                                                      --------------  -----------

        ENVIRONMENTAL SERVICES
        Allied Waste North America Inc.,
           Credit Link, 3.34%, 3/08/12                          United States        4,143,974            4,177,213         0.37
     (g)Revolver, 7.00%, 1/15/10                                United States           26,984               26,090         0.00(h)
     (d)Term Loan B, 5.37 - 5.67%, 3/08/12                      United States       10,856,949           10,936,346         0.98
        Duratek Inc., Term Loan B, 6.55 - 6.75%,
           12/16/09                                             United States        1,838,494            1,841,941         0.17
        Envirocare of Utah LLC, Term Loan B, 6.11%,
           1/31/10                                              United States        2,386,363            2,401,636         0.21
        Envirosolutions Inc., Term Loan B, 8.75%,
           7/07/12                                              United States        2,830,882            2,878,653         0.26
        IESI Corp., Term Loan B, 5.284 - 5.62%,
           1/21/12                                              United States          900,000              909,108         0.08
        Synagro Technologies Inc., Term Loan B,
           5.683%, 6/21/12                                      United States        1,114,286            1,123,339         0.10
                                                                                                      --------------  -----------
                                                                                                         24,294,326         2.17
                                                                                                      --------------  -----------

        FINANCIAL CONGLOMERATES
        Fidelity National Information Services Inc.,
           Term Loan B, 5.10%, 3/09/13                          United States       13,688,514           13,732,508            1.22
                                                                                                      --------------     -----------

        FOOD DISTRIBUTORS
        OSI Group LLC,
           Dutch Term Loan, 5.74%, 9/02/11                       Netherlands           551,389              559,201            0.05
           German Term Loan, 5.74%, 9/02/11                        Germany             441,111              447,360            0.04
           U.S. Term Loan, 5.74%, 9/02/11                       United States          992,500            1,006,561            0.09
                                                                                                      --------------     -----------
                                                                                                          2,013,122            0.18
                                                                                                      --------------     -----------

        FOOD: MAJOR DIVERSIFIED
        Birds Eye Foods Inc. (Agrilink Foods), Term
           Loan B, 6.24%, 8/08/08                               United States          924,015              937,154            0.08
        Chiquita Brands LLC, Term Loan C, 5.84%,
           6/28/12                                              United States        2,300,000            2,338,813            0.21
        Del Monte Corp., Term Loan B, 5.18%, 2/08/12            United States        1,995,000            2,021,683            0.18
        Dole Food Company Inc., Term Loan B, 4.875 -
           6.75%, 4/18/12                                           Bermuda          7,747,878            7,843,518            0.70
        Pinnacle Foods Holding Corp., Term Loan B,
           6.22 - 6.76%, 11/25/10                               United States        4,937,500            5,003,712            0.45
                                                                                                      --------------     -----------
                                                                                                         18,144,880            1.62
                                                                                                      --------------     -----------

        FOOD: MEAT/FISH/DAIRY
        American Seafoods, Term Loan B, 6.74%,
           3/31/09                                              United States          814,484              820,339            0.08
        Michael Foods Inc., Term Loan B, 5.09 - 7.50%,
           11/21/10                                             United States          912,752              928,725            0.08
                                                                                                      --------------     -----------
                                                                                                          1,749,064            0.16
                                                                                                      --------------     -----------

        FOOD: SPECIALTY/CANDY
        Leiner Health Products Inc., Term Loan B,
           6.38%, 6/09/11                                       United States        1,980,000            2,010,551            0.18
        Otis Spunkmeyer Inc., Term Loan B, 7.188 -
           7.25%, 6/24/11                                       United States        2,419,502            2,456,182            0.22
        Reddy Ice Group Inc., Term Loan, 5.84 -
           5.99%, 4/12/12                                       United States        1,015,000            1,025,468            0.09
                                                                                                      --------------     -----------
                                                                                                          5,492,201            0.49
                                                                                                      --------------     -----------

        FOREST PRODUCTS
        Escanaba Timber LLC, Timber Term Facility,
           6.00%, 5/02/08                                       United States        2,000,000            2,037,500            0.18
        Roseburg Forest Products (RLC Industries),
           Term Loan B, 4.99%, 2/24/10                          United States        1,946,786            1,957,331            0.18
                                                                                                      --------------     -----------
                                                                                                          3,994,831            0.36
                                                                                                      --------------     -----------

        HOME FURNISHINGS
        Knoll Inc., Term Loan, 6.35 - 8.25%, 10/01/11           United States        2,484,706            2,523,442            0.22
        National Bedding Co., Term Loan B, 5.38 -
           5.74%, 12/31/10                                      United States        4,975,000            5,044,963            0.45
        Sealy Mattress Co., Term Loan D, 5.08 -
           5.167%, 4/06/12                                      United States        4,194,848            4,236,797            0.38
        Simmons Holdings Inc., Term Loan C, 5.625 -
           6.438%, 12/19/11                                     United States        2,419,336            2,442,521            0.22
        Tempur World Inc., Term Loan B, 5.74%, 8/15/09          United States          980,000              986,782            0.09
                                                                                                      --------------     -----------
                                                                                                         15,234,505            1.36
                                                                                                      --------------     -----------

        HOME IMPROVEMENT CHAINS
        Harbor Freight Tools USA Inc., Term Loan B,
           5.77 - 5.914%, 7/31/10                               United States        2,481,254            2,513,510            0.22
                                                                                                      --------------     -----------

        HOMEBUILDING
        CONTECH Construction Products Inc., Term Loan,
           5.66 - 7.50%, 12/07/10                               United States        1,695,000            1,719,366            0.15
        Goodman Global Holdings Inc., Term Loan B,
           5.875%, 12/15/11                                     United States        3,166,736            3,215,228            0.29
        LandSource Communities Development LLC, Term
           Loan B, 5.938%, 3/31/10                              United States        4,000,000            4,039,800            0.36
        Stile Acquisition Corp. (Masonite), CAD Term
           Loan, 5.49 - 5.66%, 4/05/13                              Canada           5,581,246            5,602,176            0.50
        Stile U.S. Acquisition Corp. (Masonite), U.S.
           Term Loan, 5.49 - 5.66%, 4/05/13                     United States        5,590,754            5,611,719            0.50
                                                                                                      --------------     -----------
                                                                                                         20,188,289            1.80
                                                                                                      --------------     -----------

        HOSPITAL/NURSING MANAGEMENT
        Beverly Enterprises Inc., Term Loan B, 5.63 - 6.39%,
           10/22/08                                             United States          982,500              991,696            0.09
        Community Health Systems Inc., Term Loan B, 5.07%,
           8/19/11                                              United States          992,500            1,007,078            0.09
        Iasis Healthcare LLC, Term Loan B, 5.766%,
           6/22/11                                              United States        2,326,500            2,360,150            0.21
        LifePoint Hospitals Inc., Term Loan B, 5.013%, 4/15/12  United States       13,671,556           13,810,719            1.23
        MedCath Corp., Term Loan B, 5.879%, 6/30/11             United States        2,970,000            3,003,413            0.27
        Psychiatric Solutions Inc., Term Loan B, 5.338%,
           7/01/12                                              United States        1,500,000            1,523,907            0.14
        Vanguard Health Holding Co. II LLC,
           Initial Sub. Tranche 2, 6.29 - 6.74%, 9/23/11        United States        1,990,000            2,028,367            0.18
           Term Loan B, 6.74%, 9/23/11                          United States        3,473,750            3,539,647            0.31
                                                                                                      --------------     -----------
                                                                                                         28,264,977            2.52
                                                                                                      --------------     -----------

        HOTEL/RESORTS/CRUISELINES
        Resorts International Holdings LLC, Term
           Loan B, 5.99%, 4/26/12                               United States        1,374,508            1,392,548            0.12
        Venetian Casino Resorts, Term Loan B,
           5.24%, 8/17/11                                       United States        6,383,761            6,470,395            0.58
                                                                                                      --------------     -----------
                                                                                                          7,862,943            0.70
                                                                                                      --------------     -----------

        HOUSEHOLD/PERSONAL CARE
        Fender Musical Instruments, Term Loan B,
           5.46%, 3/15/12                                       United States        1,795,500            1,822,432            0.16
        Jarden Corp.,
           Term Loan B, 5.30 - 5.49%, 1/24/12                   United States        4,041,173            4,079,782            0.36
     (d)   Term Loan B2, 7.00%, 11/15/11                        United States        5,950,259            5,985,960            0.53
        Prestige Brands Inc., Term Loan B, 5.38%,
           4/06/11                                              United States        4,923,557            4,976,894            0.45
        Spectrum Brands Inc., Term Loan B, 5.27 -
           5.56%, 2/07/12                                       United States        4,488,750            4,552,342            0.41
                                                                                                      --------------     -----------
                                                                                                         21,417,410            1.91
                                                                                                      --------------     -----------

        INDUSTRIAL CONGLOMERATES
        Invensys (BTR Dunlop),
           Bonding Facility, 6.351%, 3/05/09                    United States        1,945,920            1,965,185            0.17
           Term Loan B, 6.881%, 9/05/09                         United States        1,470,999            1,493,064            0.13
        TriMas Corp., Term Loan B, 6.90%, 12/06/09              United States        4,186,188            4,222,817            0.38
                                                                                                     ---------------     -----------
                                                                                                          7,681,066            0.68
                                                                                                     ---------------     -----------
        INDUSTRIAL MACHINERY
        Colfax Corp., Term Loan B, 5.75%, 11/30/11              United States          995,000            1,004,950            0.09
        Dresser Inc., Unsecured Term Loan, 6.91%,
           3/01/10                                              United States        1,250,000            1,263,541            0.11
        Dresser-Rand Group Inc., Term Loan B, 5.438 -
           5.49%, 10/29/11                                      United States        2,261,443            2,297,131            0.21
        Flowserve Corp., Term Loan C, 6.125 - 6.25%,
           6/30/09                                              United States        1,589,146            1,599,741            0.14
        Itron Inc., Term Loan C, 5.063 - 7.00%, 7/01/11         United States          294,231              297,725            0.03
        Mueller Group, Term Loan, 6.07 - 6.24%, 4/14/11         United States        3,769,160            3,802,140            0.34
        Rexnord Corp., Term Loan, 5.75 - 7.25%, 12/31/11        United States        1,463,559            1,483,988            0.13
        Sensus Metering Systems Inc., Term Loan, 5.58 -
           6.35%, 12/17/10                                      United States        5,850,000            5,934,064            0.53
                                                                                                      --------------     -----------
                                                                                                         17,683,280            1.58
                                                                                                      --------------     -----------

        INDUSTRIAL SPECIALTIES
        Xerium Technologies Inc., Term Loan B, 5.49%,
           5/18/12                                              United States        2,000,000            2,030,626            0.18
                                                                                                      --------------     -----------

        INFORMATION TECHNOLOGY SERVICES
        Relizon Co.,
           Incremental Term Loan B-1, 6.28%, 2/20/11                Canada             177,459              178,680            0.02
           Term Loan B, 6.28%, 2/20/11                          United States        1,625,666            1,636,850            0.15
        Telcordia Technologies Inc., Term Loan B, 6.07%,
           9/15/12                                              United States        1,613,955            1,610,929            0.14
        Transfirst Holdings, Term Loan B, 7.50%, 3/31/10        United States        2,475,000            2,512,422            0.22
        Xerox Corp., Term Loan, 5.24%, 9/30/08                  United States        4,500,000            4,539,375            0.40
                                                                                                      --------------     -----------
                                                                                                         10,478,256            0.93
                                                                                                      --------------     -----------

        INSURANCE BROKERS/SERVICES
        Alliant Resources Group Inc., Term Loan B,
           6.88 - 6.99%, 8/31/11                                United States        2,227,500            2,240,030            0.20
                                                                                                      --------------     -----------

        LIFE/HEALTH INSURANCE
        Conseco Inc., Term Loan, 6.99%, 6/22/10                 United States        3,835,603            3,873,161            0.34
                                                                                                      --------------     -----------

        MAJOR PHARMACEUTICALS
        Warner Chilcott Holdings Co.,
           Term Loan B, 5.96 - 6.18%, 1/18/12                    Puerto Rico         1,361,364            1,377,530            0.12
           Term Loan C, 6.18%, 1/18/12                          United States          548,563              555,077            0.05
           Term Loan D, 6.18%, 1/18/12                             Bermuda             256,421              259,466            0.02
                                                                                                      --------------     -----------
                                                                                                          2,192,073            0.19
                                                                                                      --------------     -----------

        MAJOR TELECOMMUNICATIONS
        Alaska Communications Systems Holdings Inc.,
           Incremental Term Loan, 5.49%, 2/01/12                United States          728,567              739,571            0.06

           Term Loan, 5.59%, 2/01/12                            United States        4,857,133            4,930,495            0.44
     (d)Consolidated Communications Inc., Term Loan D,
           5.73 - 5.815%, 10/14/11                              United States          994,167            1,005,331            0.09
        Hawaiian Telecom Communications Inc., Term Loan
           B, 5.73%, 10/31/12                                   United States        2,945,000            2,987,794            0.27
        Qwest Corp., Term Loan A, 8.10%, 6/30/07                United States          400,000              413,719            0.04
                                                                                                      --------------     -----------
                                                                                                         10,076,910            0.90
                                                                                                      --------------     -----------

        MANAGED HEALTH CARE
        Multiplan Inc., Term Loan, 6.24%, 3/04/09               United States        2,256,944            2,277,979            0.20
        PacifiCare Health Systems Inc., Term Loan B,
           4.938 - 5.188%, 12/13/10                             United States        9,054,500            9,098,831            0.81
                                                                                                      --------------     -----------
                                                                                                         11,376,810            1.01
                                                                                                      --------------     -----------

        MARINE SHIPPING
        Horizon Lines LLC, Term Loan C, 5.99%, 7/07/11          United States        1,980,000            2,008,874            0.18
        US Shipping Partners LP, Term Loan, 5.49%, 4/25/09      United States          760,577              768,421            0.07
                                                                                                      --------------     -----------
                                                                                                          2,777,295            0.25
                                                                                                      --------------     -----------

        MEDIA CONGLOMERATES
        Liberty Group Operating Inc., Term Loan B,
           5.625%, 2/28/12                                      United States        2,955,094            2,985,259            0.27
                                                                                                      --------------     -----------

        MEDICAL DISTRIBUTORS
        VWR International Inc., Term Loan B, 6.14%, 4/07/11     United States        3,203,667            3,246,718            0.29
                                                                                                      --------------     -----------

        MEDICAL SPECIALTIES
        Cooper Companies Inc., Term Loan B, 5.00%, 1/06/12      United States        4,200,000            4,228,875            0.38
        Fisher Scientific International Inc., Term
           Loan B, 4.99%, 8/02/11                               United States        1,937,598            1,954,854            0.17
        Health Tronics Inc., Term Loan B, 5.25%, 3/23/11        United States        2,892,750            2,921,678            0.26
        Kinetic Concepts Inc., Term Loan B2, 5.24%, 8/11/10     United States          693,457              701,692            0.06
                                                                                                      --------------     -----------
                                                                                                          9,807,099            0.87
                                                                                                      --------------     -----------

        MEDICAL/NURSING SERVICES
        Alliance Imaging Inc., Term Loan C1, 5.563 -
           5.938%, 12/29/11                                     United States        1,480,288            1,502,493            0.14
        AMR Holdco/Emcare Holdco, Term Loan B, 5.50 -
           5.91% 2/02/12                                        United States        3,640,875            3,701,179            0.33
     (d)DaVita Inc., Term Loan B, 7.50%, 7/31/12                United States       10,300,000           10,473,102            0.94
        Insight Health Services, Term Loan B, 7.24%,
           10/17/08                                             United States        2,031,630            2,040,590            0.18
        Sheridan Healthcare, Term Loan B, 6.64 - 6.82%,
           11/09/10                                             United States        1,218,750            1,239,316            0.11
        Team Health Inc., Term Loan C, 6.24%, 3/23/11           United States        2,366,018            2,388,495            0.21
        US Oncology Inc., Term Loan B, 6.063 - 6.438%,
           8/20/11                                              United States        2,117,616            2,154,674            0.19
                                                                                                      --------------     -----------
                                                                                                         23,499,849            2.10
                                                                                                      --------------     -----------

        MISCELLANEOUS COMMERCIAL SERVICES
        Buhrmann US Inc., Term Loan C1, 5.71 - 5.921%,
           12/23/10                                             United States        3,960,000            4,015,084            0.36
        CCC Information Services Group Inc., Term Loan
           B, 6.24%, 8/15/10                                    United States        4,662,281            4,752,123            0.42
        Corrections Corp. (Prison Realty), Term Loan E,
           5.25 - 5.41%, 3/31/08                                United States          507,818              516,070            0.05
        Global Imaging Systems Inc., Term Loan B,
           4.75 - 4.99%, 6/30/09                                United States        4,942,455            4,981,071            0.45
     (d)IPC Acquisition Corp., Term Loan B, 8.00%, 12/31/10     United States        1,100,000            1,117,875            0.10
        JohnsonDiversey Inc.,
           Term Loan B, 4.96 - 5.09%, 5/03/08                   United States        2,812,872            2,841,439            0.25
           Tranche B EURO, 4.96%, 11/03/09                      United States        2,579,351            2,606,757            0.23
        Language Lines Inc., Term Loan B, 7.81 - 7.90%,
           6/11/11                                              United States        1,594,950            1,617,136            0.14
        US Investigations Services Inc., Term Loan C,
           6.93%, 12/31/08                                      United States        1,128,882            1,133,262            0.10
        Worldspan, Term Loan B, 6.00 - 6.188%, 2/11/10          United States        3,511,111            3,440,889            0.31
                                                                                                      --------------     -----------
                                                                                                         27,021,706            2.41
                                                                                                      --------------     -----------

        MISCELLANEOUS MANUFACTURING
        Day International Group Inc., Term Loan D, 6.99%,
           9/16/09                                              United States          798,483              800,934            0.07
                                                                                                      --------------     -----------

        MOVIES/ENTERTAINMENT
        24 Hour Fitness Inc., Term Loan B, 6.78%, 5/26/12       United States        2,000,000            2,033,126            0.18
        Carmike Cinemas Inc., Term Loan B, 5.93%, 5/19/12       United States        1,292,850            1,311,435            0.12
        Cinemark USA Inc., Term Loan, 4.98 - 5.18%, 3/31/11     United States        3,987,132            4,047,895            0.36
        Cinram International Inc., Term Loan D, 6.33%, 9/30/09      Canada           3,143,224            3,187,229            0.28
        Houston Ltd. Partners NFL Holdings LP, Term Loan B,
           4.438 - 4.75%, 1/05/10                               United States        1,600,000            1,607,440            0.14

        Loews Cineplex Entertainment Corp., Term Loan B,
           5.46 - 5.80%, 7/30/11                                United States        2,462,004            2,482,200            0.22
        Metro-Goldwyn-Mayer Inc., Term Loan B, 5.74%, 4/06/12   United States       13,400,000           13,560,800            1.21
        Minnesota Hockey Ventures Group LP (Holding Co.),
           Term Loan, 8.016%, 12/29/08                          United States        1,350,000            1,333,125            0.12
        Minnesota Wild Hockey Club LP (Operating Co.), Term
           Loan, 6.15%, 12/29/08                                United States        1,000,000            1,001,875            0.09
        New Jersey Devils LLC, Term Loan, 7.23%, 9/30/06        United States        2,000,000            2,006,580            0.18
        Rainbow National Services LLC, Term Loan B, 6.13%,
           3/31/12                                              United States        7,980,000            8,063,790            0.72
        Regal Cinemas Inc., Term Loan B, 5.24%, 11/10/10        United States       10,626,162           10,752,348            0.96
        WMG Acquisition Corp. (Warner Music), Term Loan B,
           5.29 - 5.64%, 3/01/11                                United States       12,111,165           12,243,092            1.09
                                                                                                      --------------     -----------
                                                                                                         63,630,935            5.67
                                                                                                      --------------     -----------

        OIL & GAS PIPELINES
        El Paso Corp.,
           L/C Term Loan, 2.964%, 11/23/09                      United States        1,312,500            1,325,728            0.12
           Term Loan B, 6.24%, 11/23/09                         United States        2,161,250            2,190,122            0.19
                                                                                                      --------------     -----------
                                                                                                          3,515,850            0.31
                                                                                                      --------------     -----------

        OIL & GAS PRODUCTION
        Kerr-Mcgee Corporation.,
           Term Loan B, 5.79%, 5/24/11                          United States        2,000,000            2,036,932            0.18
           Term Loan X, 5.71%, 5/24/07                          United States        8,900,000            8,966,750            0.80
        Williams Production RMT Co., Term Loan C,
           5.64%, 5/30/08                                       United States          980,075              980,075            0.09
                                                                                                      --------------     -----------
                                                                                                         11,983,757            1.07
                                                                                                      --------------     -----------

        OIL REFINING/MARKETING
        Getty Petroleum Marketing, Term Loan B, 6.49%,
           5/19/10                                              United States          930,479              939,821            0.08
        Lyondell-Citgo Refining LP, Term Loan, 5.299 -
           5.51%, 5/21/07                                       United States        4,702,500            4,754,181            0.42
        Magellan Midstream Holdings LP, Term Loan B,
           5.785%, 6/30/12                                      United States        4,167,000            4,236,018            0.38
        SemCams Holding Co. (SemGroup), CAD Term Loan,
           5.99%, 3/16/11                                           Canada             537,115              543,829            0.05
        SemGroup LP, U.S. Term Loan, 6.121 - 7.25%,
           3/16/11                                              United States        1,714,231            1,735,659            0.16
        Tesoro Petroleum Corp., L/C Term Loan, 3.388%,
           6/30/07                                              United States        2,000,000            2,005,440            0.18
        Universal Compression Inc., Term Loan B, 5.24%,
           2/15/12                                              United States        1,995,000            2,022,742            0.18
                                                                                                      --------------     -----------
                                                                                                         16,237,690            1.45
                                                                                                      --------------     -----------

        OTHER CONSUMER SERVICES
        Alderwoods Group Inc., Term Loan B2, 5.08 -
           5.84%, 9/29/09                                       United States          501,307              508,787            0.05
        Knowledge Learning Corp., Term Loan B, 5.99%,
           1/07/12                                              United States        1,720,000            1,732,900            0.15
        Protection One Inc., Term Loan B, 6.29 - 6.46%,
           4/15/11                                              United States          940,000              952,925            0.08
        Vicar Operating Inc. (Veterinary Centers), Term
           Loan B, 5.00%, 5/11/11                               United States        3,358,250            3,391,832            0.30
        Weight Watchers,
           Additional Term Loan B, 5.114%, 3/31/10              United States          992,500            1,004,787            0.09
           Term Loan B, 5.18%, 3/31/10                          United States          972,199              985,567            0.09
                                                                                                      --------------     -----------
                                                                                                          8,576,798            0.76
                                                                                                      --------------     -----------

        OTHER CONSUMER SPECIALTIES
        Alliance Laundry Systems LLC, Term Loan B,
           5.59%, 1/27/12                                       United States        1,552,121            1,574,611            0.14
        Solo Cup Co., Term Loan B, 5.32 - 5.49%,
           2/27/11                                              United States        7,904,950            8,005,738            0.71
        Visant Holding Corp. (Jostens), Term Loan C,
           5.754 - 5.94%, 10/01/11                              United States        4,310,464            4,380,509            0.39
                                                                                                      --------------     -----------
                                                                                                         13,960,858            1.24
                                                                                                      --------------     -----------

        PACKAGED SOFTWARE
     (d)Sungard Data Systems Inc., Term Loan, 7.75%,
           2/11/13                                              United States       10,338,000           10,505,993             0.94
                                                                                                      --------------     -----------

        PERSONNEL SERVICES
        Allied Security Holdings LLC, Term Loan B,
           7.24%, 6/30/10                                       United States          955,952              971,926             0.09
                                                                                                      --------------     -----------

        PRECIOUS METALS
        Longyear Holdings Inc. (Boart), Term Loan,
           7.75%, 7/22/12                                       United States        1,300,000            1,326,000             0.12
                                                                                                      --------------     -----------

        PUBLISHING: BOOKS/MAGAZINES
        Dex Media East LLC, Term Loan B, 4.75 -
           5.33%, 5/08/09                                       United States        4,403,951            4,467,808             0.40
        Dex Media West LLC, Term Loan B, 4.75 -
           5.33%, 3/09/10                                       United States        5,068,030            5,144,340             0.46
        F&W Publications Inc., Term Loan B, 7.088 -
           7.10%, 12/31/09                                      United States        2,143,681            2,144,303             0.19

        R.H. Donnelley Inc.,
           Term Loan A3, 5.10 - 5.24%, 12/31/09                 United States        1,607,371            1,627,129          0.14
           Term Loan D, 5.11 - 5.30%, 6/30/11                   United States       10,580,217           10,736,889          0.96
                                                                                                      --------------     ---------
                                                                                                         24,120,469          2.15
                                                                                                      --------------     ---------

        PUBLISHING: NEWSPAPERS
        Freedom Communications, Term Loan B, 4.83%,
           5/16/13                                              United States        1,516,598            1,532,006          0.14
        Herald Media, Term Loan B, 5.99%, 7/30/11               United States        2,101,269            2,119,655          0.19
        Journal Register Co., Term Loan B, 5.00 -
           5.18%, 8/13/12                                       United States        4,000,000            4,035,000          0.36
        MediaNews Group Inc., Term Loan C, 4.99%,
           12/30/10                                             United States          918,000              918,395          0.08
                                                                                                      --------------     ---------
                                                                                                          8,605,056          0.77
                                                                                                      --------------     ---------

        PULP & PAPER
        Appleton Papers Inc., Term Loan B, 5.55 -
           5.73%, 6/11/10                                       United States        1,816,400            1,834,564          0.16
        Boise Cascade LLC, Term Loan D, 5.25%, 10/28/11         United States        3,417,804            3,473,559          0.31
        Intertape Polymer Group Inc., Term Loan B,
           5.65 - 5.742%, 7/28/11                               United States        4,764,000            4,851,338          0.43
        Koch Cellulose LLC,
           L/C Term Loan, 4.84%, 5/07/11                        United States          692,603              701,694          0.06
           Term Loan B, 5.24%, 5/07/11                          United States        2,248,495            2,278,007          0.20
        NewPage Corp., Term Loan, 6.25 - 6.493%,
           5/02/11                                              United States        5,000,000            5,100,000          0.46
        Smurfit-Stone Container Canada Inc., Term
           Loan C, 5.375%, 11/01/11                                Canada             641,016              651,634           0.06
        Smurfit-Stone Container Enterprises,
           L/C Term Loan, 3.43%, 11/01/10                       United States          261,990              266,411          0.03
           Term Loan B, 5.375 - 5.563%, 11/01/11                United States        2,083,304            2,117,809          0.19
                                                                                                      --------------     ---------
                                                                                                         21,275,016          1.90
                                                                                                      --------------     ---------

        RAILROADS
        Helm Financial Corp., Term Loan B, 5.84%,
           7/08/11                                              United States        1,260,000            1,281,263          0.12
        Kansas City Southern Railway Co., Term Loan
           B1, 5.08 - 5.24%, 3/31/08                            United States        4,371,035            4,439,332          0.40
        RailAmerica Inc.,
           CAD Term Loan, 5.563%, 9/29/11                           Canada              42,245               42,967          0.00(h)
           U.S. Term Loan, 5.563%, 9/29/11                      United States          357,370              363,475          0.03
                                                                                                      --------------     ---------
                                                                                                          6,127,037          0.55
                                                                                                      --------------     ---------

        REAL ESTATE DEVELOPMENT
        CNL Hotel & Resorts, Term Loan B, 5.85%,
           10/13/06                                             United States        1,164,442            1,167,353          0.10
     (d)EH/Transeastern LLC (Technical Olympic USA),
           Term Loan B, 8.00%, 8/15/08                          United States        2,500,000            2,539,063          0.23
        Kyle Acquisition Group,
           Term Loan A, 6.25%, 7/08/10                          United States        1,505,935            1,528,524          0.14
           Term Loan B, 6.25%, 7/20/10                          United States        1,394,065            1,414,976          0.12
                                                                                                      --------------     ---------
                                                                                                          6,649,916          0.59
                                                                                                      --------------     ---------

        REAL ESTATE INVESTMENT TRUSTS
        Crescent Real Estate Funding XII, Term Loan,
           5.59%, 1/12/06                                       United States        4,133,561            4,173,607          0.37
        General Growth Properties Inc., Term Loan B,
           5.49%, 11/12/08                                      United States        5,278,246            5,353,239          0.48
        Macerich Co.,
           Interim Loan Facility, 4.89%, 3/31/06                United States        2,000,000            2,002,500          0.18
           Term Loan B, 6.75%, 4/25/10                          United States        3,500,000            3,513,125          0.31
        Maguire Properties Inc., Term Loan B, 5.09%,
           3/15/10                                              United States        3,227,778            3,253,858          0.29
     (d)Newkirk Master LP, Term Loan B, 7.948%, 7/31/08         United States        2,918,299            2,918,299          0.26
                                                                                                      --------------     ---------
                                                                                                         21,214,628          1.89
                                                                                                      --------------     ---------
        RECREATIONAL PRODUCTS 0.4%
        PlayPower Inc., Term Loan, 6.49%, 2/07/10               United States          850,000              861,228          0.08
        Pure Fishing Inc., Term Loan B, 6.48 - 6.77%,
           9/30/10                                              United States        1,466,288            1,477,696          0.13
        True Temper Sports Inc., Term Loan, 5.99 -
           8.25%, 3/15/11                                       United States        1,621,981            1,616,644          0.14
                                                                                                      --------------     ---------
                                                                                                          3,955,568          0.35
                                                                                                      --------------     ---------

        RESTAURANTS
        Arby's Restaurant Holdings LLC, Term Loan B,
           7.50%, 7/15/12                                       United States        5,600,000            5,676,418          0.51
        Burger King Corp., Term Loan B, 5.188%, 6/29/12         United States        1,000,000            1,016,771          0.09
        CKE Restaurants Inc., Term Loan, 5.50%, 4/30/09         United States        2,130,635            2,151,941          0.19
        Dominos Inc., Term Loan, 5.25%, 6/25/10                 United States        1,550,862            1,575,226          0.14

        Jack In The Box Inc., Term Loan B, 5.08 -
           5.23%, 1/08/11                                       United States        1,970,000            1,995,242            0.18
        Landry's Restaurants Inc., Term Loan B, 5.24%,
           12/28/10                                             United States        2,985,000            3,025,112            0.27
                                                                                                     ---------------     -----------
                                                                                                         15,440,710            1.38
                                                                                                     ---------------     -----------

        SEMICONDUCTORS
        Fairchild Semiconductor Corp., Term Loan B-3,
           5.25 - 5.438%, 12/31/10                              United States        1,975,075            1,997,295            0.18
                                                                                                     ---------------     -----------

        SERVICES TO THE HEALTH INDUSTRY
        Accredo Health Inc., Term Loan B, 5.24%, 8/02/11        United States        2,031,333            2,038,951            0.18
        Quintiles Transnational Corp., Term Loan B,
           5.24%, 9/25/09                                       United States        1,246,011            1,253,020            0.11
                                                                                                     ---------------     -----------
                                                                                                          3,291,971            0.29
                                                                                                     ---------------     -----------

        SPECIALTY STORES
        Movie Gallery Inc., Term Loan B, 6.49%, 4/27/11         United States        2,300,000            2,323,720            0.21
        Pantry Inc., Term Loan, 5.74%, 3/12/11                  United States        3,739,399            3,778,251            0.34
        Travelcenters of America Inc., Term Loan,
           5.09%, 12/01/11                                      United States        3,800,000            3,848,093            0.34
                                                                                                     ---------------     -----------
                                                                                                          9,950,064            0.89
                                                                                                     ---------------     -----------

        SPECIALTY TELECOMMUNICATIONS
        D&E Communications Inc., Term Loan B, 5.30 -
           7.25%, 12/31/11                                      United States        2,068,223            2,083,735            0.18
        Fairpoint Communications Inc., Term Loan B,
           5.438 - 5.563%, 2/08/12                              United States        7,000,000            7,100,625            0.63
        GCI Holdings Inc., Term Loan, 7.00%, 11/01/07           United States        1,405,142            1,412,518            0.13
        Iowa Telecommunications Services Inc., Term
           Loan B, 5.49 - 5.54%, 11/23/11                       United States        5,250,000            5,329,569            0.48
     (d)Madison River Capital LLC, Term Loan B,
           7.75%, 7/31/12                                       United States        3,000,000            3,053,124            0.27
        Ntelos Inc., Term Loan B, 5.99%, 8/24/11                United States        6,477,538            6,499,399            0.58
        Valor Telecommunications Enterprises LLC, Term
           Loan, 5.49%, 10/30/11                                United States        6,283,333            6,366,927            0.57
                                                                                                     ---------------     -----------
                                                                                                         31,845,897            2.84
                                                                                                     ---------------     -----------

        TOBACCO
        Commonwealth Brands Inc., Term Loan, 6.813%,
           8/28/07                                              United States          322,894              328,948            0.03
                                                                                                     ---------------     -----------

        WHOLESALE DISTRIBUTORS
        Interline Brands,
           Term Loan B, 5.74%, 12/31/10                         United States          746,250              755,548            0.07
     (d)   Term Loan B2, 7.25%, 12/31/10                        United States        1,105,000            1,105,000            0.10
        National Waterworks Inc., Term Loan C, 5.99%,
           11/22/09                                             United States          826,531              837,895            0.07
        Nebraska Book Co., Term Loan C, 5.88%, 3/04/11          United States          987,500              996,684            0.09
                                                                                                     ---------------     -----------
                                                                                                          3,695,127            0.33
                                                                                                     ---------------     -----------

        WIRELESS COMMUNICATIONS
        AAT Communications Corp., First Lien Term Loan,
           7.00%, 7/31/12                                       United States        5,000,000            5,068,750            0.45
        American Tower Inc., Term Loan C, 4.96%, 8/31/11        United States        1,403,642            1,421,187            0.13
        Nextel Partners Inc., Term Loan D, 4.83%, 5/31/12       United States       10,588,710           10,697,880            0.96
        SBA Communications Corp., Term Loan, 5.48 -
           5.74%, 10/31/08                                      United States        6,223,536            6,312,594            0.56
        SpectraSite Communications Inc., Term Loan B,
           4.91%, 5/18/12                                       United States        2,226,805            2,250,233            0.20
                                                                                                     ---------------     -----------
                                                                                                         25,750,644            2.30
                                                                                                     ---------------     -----------

        TOTAL SENIOR FLOATING RATE INTERESTS
           (COST $1,021,235,502)                                                                      1,029,041,507           91.79
                                                                                                     ---------------     -----------

        TOTAL LONG TERM INVESTMENTS (COST $1,024,235,502)                                             1,032,251,507           92.08
                                                                                                     ---------------     -----------

     (i)REPURCHASE AGREEMENT (COST $143,653,531)
        Joint Repurchase Agreement, 3.265%, 8/01/05
             (Maturity Value $143,692,619)                      United States      143,653,531          143,653,531           12.81
           ABN AMRO Bank, N.V., New York Branch
             (Maturity Value $13,952,553)
           Banc of America Securities LLC (Maturity
             Value $13,952,553)
           Barclays Capital Inc. (Maturity Value
             $13,952,553)
           Bear, Stearns & Co., Inc. (Maturity Value
             $6,487,723)
           BNP Paribas Securities Corp. (Maturity
             Value $13,952,553)
           Deutsche Bank Securities Inc. (Maturity
             Value $13,952,553)
           Goldman, Sachs & Co. (Maturity Value
             $13,952,553)
           Lehman Brothers Inc. (Maturity Value
             $11,631,919)
           Merrill Lynch Government Securities Inc.
             (Maturity Value $13,952,553)
           Morgan Stanley & Co. Inc. (Maturity Value
             $13,952,553)
           UBS Securities LLC (Maturity Value $13,952,553)
             Collateralized by U.S. Government Agency
             Securities, 1.75 - 7.25%, 9/15/05 - 5/15/10;
             (j)U.S. Government Agency Discount Notes, 8/19/05
             - 10/28/05; and U.S. Treasury Notes, 2.50 -
             6.50%, 5/31/06 - 3/15/10

       TOTAL INVESTMENTS (COST $1,167,889,033)                                                        1,175,905,038          104.89
       OTHER ASSETS, LESS LIABILITIES                                                                   (54,772,083)          (4.89)
                                                                                                     ---------------     -----------
       NET ASSETS                                                                                    $1,121,132,955          100.00
                                                                                                     ---------------     -----------

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at the end of the period.

(c)   See Note 1(d) regarding senior floating rate interests.

(d) See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

(e)   See Note 12 regarding fund litigation.

(f)   See Note 11 regarding other considerations.

(g)   See Note 9 regarding unfunded loan commitments.

(h)   Rounds to less than 0.005% of net assets.

(i)   See Note 1(b) regarding joint repurchase agreement.

(j) A portion or all of the security is traded on a discount basis with no stated coupon rate.

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
L/C - Line of Credit

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005

Assets:
  Investments in securities:
     Cost - Unaffiliated issuers                                                                           $ 1,024,235,502
     Cost - Repurchase agreements                                                                              143,653,531
                                                                                                           ---------------
     Total cost of investments                                                                             $ 1,167,889,033
                                                                                                           ---------------
     Value - Unaffiliated issuers                                                                            1,032,251,507
     Value - Repurchase agreements                                                                             143,653,531
                                                                                                           ---------------
     Total value of investments                                                                              1,175,905,038
Cash                                                                                                            10,509,389
Receivables:
     Investment securities sold                                                                                 13,151,745
     Capital shares sold                                                                                         5,198,899
     Interest                                                                                                    5,051,340
Unrealized gain on unfunded loan commitments (Note 9)                                                               59,447
Other assets                                                                                                        19,372
                                                                                                           ---------------
           Total assets                                                                                      1,209,895,230
                                                                                                           ---------------
Liabilities:
  Payables:
     Investment securities purchased                                                                            83,596,380
     Affiliates                                                                                                    536,556
     Distributions to shareholders                                                                               4,474,148
  Other liabilities                                                                                                155,191
                                                                                                           ---------------
           Total liabilities                                                                                    88,762,275
                                                                                                           ---------------
              Net assets, at value                                                                         $ 1,121,132,955
                                                                                                           ===============
Net assets consist of:
  Distributions in excess of net investment income                                                         $      (440,677)
  Net unrealized appreciation (depreciation)                                                                     8,075,452
  Accumulated net realized gain (loss)                                                                         (10,260,307)
  Paid-in capital                                                                                            1,123,758,487
                                                                                                           ---------------
              Net assets, at value                                                                         $ 1,121,132,955
                                                                                                           ===============
Net asset value and maximum offering price per share ($1,121,132,955 / 113,862,834 shares outstanding)     $          9.85
                                                                                                           ===============

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005

Investment income:
  Interest                                                         $ 45,705,745
                                                                   ------------
Expenses:
  Management fees (Note 4a)                                           7,803,719
  Administrative fees (Note 4b)                                       1,250,465
  Custodian fees (Note 5)                                                21,410
  Professional fees                                                      72,190
  Other                                                                 166,996
                                                                   ------------
     Total expenses                                                   9,314,780
     Expense reductions (Note 5)                                        (17,132)
     Expenses waived/paid by affiliate (Note 4d)                     (3,413,749)
                                                                   ------------
          Net expenses                                                5,883,899
                                                                   ------------
             Net investment income (loss)                            39,821,846
                                                                   ------------
Realized and unrealized gains (losses):
     Net realized gain (loss) from investments                       (1,104,671)
     Net unrealized appreciation (depreciation) on investments        2,318,139
                                                                   ------------
Net realized and unrealized gain (loss)                               1,213,468
                                                                   ------------
Net increase (decrease) in net assets resulting from operations    $ 41,035,314
                                                                   ============

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED JULY 31,
                                                                                      2005                2004
                                                                               -----------------------------------
Increase (decrease) in net assets:
    Operations:
        Net investment income                                                  $    39,821,846     $    14,567,743
        Net realized gain (loss) from investments                                   (1,104,671)            770,172
        Net change in unrealized appreciation (depreciation) on investments          2,318,139           5,403,365
                                                                               -----------------------------------
           Net increase (decrease) in net assets resulting from operations          41,035,314          20,741,280
    Distributions to shareholders from net investment income                       (40,252,180)        (14,725,533)
    Capital share transactions (Note 2)                                            362,363,109         533,324,229
                                                                               -----------------------------------
           Net increase (decrease) in net assets                                   363,146,243         539,339,976
Net assets:
    Beginning of year                                                              757,986,712         218,646,736
                                                                               -----------------------------------
    End of year                                                                $ 1,121,132,955     $   757,986,712
                                                                               ===================================
Distributions in excess of net investment income included in net assets:
    End of year                                                                $      (440,677)    $      (142,575)
                                                                               ===================================

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of one series, The Franklin Floating Rate Master Series, (the Fund), which is organized as a partnership. Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At July 31, 2005, all repurchase agreements held by the Fund had been entered into on July 29, 2005.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E. INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionally allocated to the partners daily and distributed monthly.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                 YEAR ENDED JULY 31,
                                           -----------------------------------------------------------------
                                                     2005                                2004
                                           -----------------------------------------------------------------
                                              Shares          Amount             Shares          Amount
                                           -----------------------------------------------------------------
            Shares sold                    45,298,765     $ 445,643,440        57,549,828     $ 563,299,502
            Shares redeemed                (8,473,583)      (83,280,331)       (3,071,659)      (29,975,273)
                                           =================================================================
            Net  increase (decrease)       36,825,182     $ 362,363,109        54,478,169     $ 533,324,229
                                           =================================================================

3. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 16, 2005. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the year ended July 31, 2005, the Fund did not utilize the facility.

4. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                Investment manager
Franklin Templeton Services LLC (FT Services)                    Administrative manager
Franklin Templeton Investor Services LLC (Investor Services)     Transfer agent
Franklin Templeton Distributors Inc. (Distributors)              Principal underwriter

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ANNUALIZED
 FEE RATE      NET ASSETS
--------------------------------------------------------------------
    0.150%     Up to and including $200 million
    0.135%     Over $200 million, up to and including $700 million
    0.100%     Over $700 million, up to and including $1.2 billion
    0.075%     In excess of $1.2 billion

C. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees, as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

E. MASTER FUND OWNERSHIP

At July 31, 2005, the shares of the Fund were owned by the following entities:

             ENTITY                                            SHARES
-----------------------------------------------------------------------
Franklin Floating Rate Fund PLC                             113,842,834
Franklin Resources Inc.                                          10,000
Templeton Investment Counsel Inc.                                10,000
                                                           ------------
TOTAL                                                       113,862,834
                                                           ============

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

6. INCOME TAXES

At July 31, 2005, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $1,168,229,013 was as follows:

Unrealized appreciation                                 $ 8,200,665
Unrealized depreciation                                    (524,640)
                                                        -----------
Net unrealized appreciation (depreciation)              $ 7,676,025
                                                        ===========


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of organizatio costs and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums and wash sales.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2005 aggregated $967,380,647 and $623,152,429 respectively.

At July 31, 2005, the Fund did not participate in any soft commission arrangements.

8. CREDIT RISK

The Fund has 84.99% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities.

9. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At July 31, 2005, unfunded commitments were as follows:

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
--------------------------------------------------------------------------------
Allegheny Energy Supply, Term Loan C                                $   989,884
Allied Waste North America Inc., Revolver                             1,673,016
Carmike Cinemas Inc., Delay Draw                                      2,207,150
Hawaiian Telecom Communications Inc., Term Loan A                     2,900,000
Loews Cineplex Entertainment Corp., Revolver                          1,000,000
Sealy Mattress Co., Revolver                                            750,000
Synagro Technologies Inc., Delay Draw                                   185,714
US Shipping Partners LP, Delay Draw                                     230,769
Vanguard Health Holding Co. II LLC, Initial Sub. Tranche 3              875,000
Venetian Casino Resorts, Delay Draw                                   1,316,239
Warner Chilcott Holdings Co., Delay Draw                                331,230
WMG Acquisition Corp. (Warner Music), Revolver A                      3,427,334
                                                                    -----------
                                                                    $15,886,336
                                                                    ===========

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

10. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2005, the Fund made the following distributions:

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Payment Date                   Amount Per Share
------------------------------------------------
   8/31/2004                          $0.028368
   9/30/2004                          $0.027387
  10/29/2004                          $0.029760
  11/30/2004                          $0.029647
  12/31/2004                          $0.032230
   1/31/2005                          $0.034948
   2/28/2005                          $0.032398
   3/31/2005                          $0.036031
   4/29/2005                          $0.036266
   5/31/2005                          $0.038107
   6/30/2005                          $0.036902
   7/29/2005                          $0.039353
------------------------------------------------
Total                                 $0.401397

Daily distribution information is available at the registered office upon request.

11. OTHER CONSIDERATIONS

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At July 31, 2005, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

12. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed and adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

13. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN FLOATING RATE MASTER
SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at July 31, 2005 by correspondence with the custodian, agent bank and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2005



BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is appointed and qualified.




INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------
                                     NUMBER
                                     OF
                                     PORTFOLIOS
 NAME, YEAR                          IN FUND
OF BIRTH AND               LENGTH    COMPLEX         OTHER
   ADDRESS                 OF TIME   OVERSEEN    DIRECTORSHIPS
                POSITION    SERVED   BY BOARD        HELD
                                      MEMBER*
-----------------------------------------------------------------
Harris J.     Trustee      Since     141       Director, Bar-S
Ashton (1932)              1999                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
S. Joseph    Trustee      Since     142               None
Fortunato                 1999
(1932)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------
Edith E.      Trustee      Since     137       Director,
Holiday                    1999                Amerada Hess
(1952)                                         Corporation
One Franklin                                   (exploration and
Parkway                                        refining of oil
San Mateo,                                     and gas), H.J.
CA 94403-1906                                  Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad), and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Frank W.T.    Trustee      Since     115       Director, The
LaHaye (1929)              1999                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------
Gordon S.     Trustee      Since     141       Director, Martek
Macklin                    1999                Biosciences
(1928)                                         Corporation,
One Franklin                                   MedImmune, Inc.
Parkway                                        (biotechnology),
San Mateo,                                     and
CA 94403-1906                                  Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman,
White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial
services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------
Frank A.      Trustee      Since     101       Director, White
Olson                      June 2005           Mountains
(1932)                                         Insurance Group,
One Franklin                                   Ltd. (holding
Parkway San                                    company),
Mateo, CA                                      Amerada Hess
94403-1906                                     Corporation
                                               (exploration and refining of oil
                                               and gas) and Sentient Jet
                                               (private jet service); and
                                               FORMERLY, Director, Becton
                                               Dickinson and Company (medical
                                               technology), Cooper Industries,
                                               Inc. (electrical products and
                                               tools and hardware), Health Net,
                                               Inc. (formerly, Foundation
                                               Health) (integrated managed
                                               care), The Hertz Corporation,
                                               Pacific Southwest Airlines, The
                                               RCA Corporation, Unicom
                                               (formerly, Commonwealth Edison)
                                               and UAL Corporation (airlines).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
NAME,YEAR OF    POSITION   LENGTH    NUMBER          OTHER
BIRTH AND                 OF TIME     OF           DEALERSHIPS
 ADDRESS                   SERVED   PORTFOLIOS        HELD
                                     IN FUND
                                     COMPLEX
                                  DIRECTORSHIPS
                                    BY BOARD
                                      MEMBER*
-----------------------------------------------------------------
**Charles B.  Trustee and  Since     141               None
Johnson       Chairman of  1999
(1933)        the Board
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee,     Trustee   125                None
Johnson, Jr.  President    and
(1940)        and Chief    President
One Franklin  Executive    since
Parkway       Officer -    1999 and
San Mateo,    Investment   Chief
CA 94403-1906 Management   Executive
                           Officer -
                           Investment
                           Management
                            since
                            2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers,
Inc.; Senior Vice President, Franklin Advisory Services, LLC;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------
Mark          Vice         Since     Not       Not Applicable
Boyadjian     President    2003   Applicable
(1964)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Templeton Worldwide, Inc.; and officer of two of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------
Harmon E.     Vice         Since     Not       Not Applicable
Burns (1945)  President    1999   Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; and officer and/or director or
trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Since     Not       Not Applicable
Davis         Compliance   2004  Applicable
(1952)        Officer
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Laura         Treasurer    Since     Not       Not Applicable
Fergerson                  2004  Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since       Not        Not Applicable
Gambill       President     2002    Applicalbe
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000  Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not       Not Applicable
Green (1947)  President    2000    Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------
Michael O.    Vice         Since     Not       Not Applicable
Magdol (1937) President -  2002  Applicable
600 Fifth     AML
Avenue        Compliance
Rockefeller
Center
New York, NY
10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Murray L.     Vice         Since     Not       Not Applicable
Simpson       President    2000   Applicable
(1937)        and
One Franklin  Secretary
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Counsel, Franklin Resources, Inc.; Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------
Galen G.      Chief        Since     Not       Not Applicable
Vetter (1951) Financial    2004  Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.



THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In considering such matter, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Manager and its affiliates. Information furnished specifically in connection with the renewal process included a Fund Profitability Analysis Report prepared by Management. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by Franklin Templeton Investments including Management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such Report were a memorandum prepared by Management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale. In reviewing such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $11,150 for the fiscal year ended July 31, 2005 and $60,918 for the fiscal year ended July 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended July 31, 2005 and $48,579 for the fiscal year ended July 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $8,895 for the fiscal year ended July 31, 2005 and $0 for the fiscal year ended July 31, 2004. The services for which these fees were paid included tax compliance and advise.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $10,696 for the fiscal year ended July 31, 2005 and $0 for the fiscal year ended July 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2005 and $140 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended July 31, 2005 and $99,860 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended July 31, 2005 and $148,579 for the fiscal year ended July 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005